Current and long-term debt- Unsecured Senior Notes due 2025 (Details) - USD ($)	1 Months Ended
	May 31, 2020	Mar. 02, 2021	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 2,415,326,000		$ 2,552,473,000
Borrowings interest rate				4.03%
Unsecured Senior Notes Due 2025 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 28,100,000
Aggregate principal amount notes issued	$ 28,100,000
Borrowings interest rate	7.00%	3.00%
Drawdowns	$ 26,500,000
Minimum denominations	$ 25.00
Net borrowings limit	70.00%
Consolidated tangible net worth	$ 650,000,000.0
Unsecured Senior Notes Due 2025 [Member] | Exercise Of Underwriters Options Senior Notes [Member]
Disclosure of detailed information about borrowings [line items]
Drawdowns	$ 3,100,000
Unsecured Senior Notes Due 2025 [Member] | Borrowings, Redemption, Period One [Member]
Disclosure of detailed information about borrowings [line items]
Repurchased face amount percentage	102.00%
Unsecured Senior Notes Due 2025 [Member] | Borrowings, Redemption, Period Two [Member]
Disclosure of detailed information about borrowings [line items]
Repurchased face amount percentage	101.00%
Unsecured Senior Notes Due 2025 [Member] | Borrowings Redemption Period Three
Disclosure of detailed information about borrowings [line items]
Repurchased face amount percentage	100.00%
Unsecured Senior Notes Due 2025 [Member] | Borrowings Redemption Period Four [Member]
Disclosure of detailed information about borrowings [line items]
Repurchased face amount percentage	104.00%